Perpetual Securities - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Oct. 27, 2021 USD ($)	Oct. 27, 2021 SGD ($)	May 14, 2020 USD ($)	May 14, 2020 SGD ($)	May 31, 2023	Apr. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)
Disclosure In Entirety Of Perpetual Securities [Line Items]
Stock issued during the period value new issues							$ 93,600,000	$ 50,000,000
Net income loss attributable to the holders of perpetual securities							8,558,000	15,702,000	$ 16,175,000
Non Cash Considration Given [Member]
Disclosure In Entirety Of Perpetual Securities [Line Items]
Value of consideration given non cash transaction										$ 49,288
Perpetual Securities One [Member]
Disclosure In Entirety Of Perpetual Securities [Line Items]
Stock issued during the period value new issues			$ 200,000,000,000
Perpetual securities dividend rate percentage			7.25%	7.25%	1.50%	7.25%
Stock issued in settlement of securities value											$ 38,920,000,000
Date on which the instruments become callable			May 14, 2023	May 14, 2023
Distribution initial spread percentage			7.011%	7.011%
Distribution step up margin percentage			5.00%	5.00%
Perpetual Securities Two [Member]
Disclosure In Entirety Of Perpetual Securities [Line Items]
Stock issued during the period value new issues				$ 50,000,000
Perpetual securities dividend rate percentage			4.50%	4.50%
Stock issued in settlement of securities value												$ 14,740,000
Payment of stock issuance costs							575
Date on which the instruments become callable			May 14, 2025	May 14, 2025
Early redemption of perpetual securities	$ 8,373,000	$ 11,188,000
Perpetual securities redemption as a percentage of principal amount	75.00%	75.00%
Perpetual Securities One And Two [Member]
Disclosure In Entirety Of Perpetual Securities [Line Items]
Cash paid to holders of preprtual securities							$ 2,796,000	$ 15,753,000	$ 15,994,000